Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits
Schedule of group's employee welfare benefits expense	The following table presents the Group’s employee welfare benefits expense for the years ended December 31, 2017, 2018 and 2019 (in millions):

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Contributions to medical and pension schemes	594.5	788.7	903.4
Other employee benefits	389.1	548.6	631.8
	983.6	1,337.3	1,535.2